Quarterly portfolio holdings
John Hancock
Financial Opportunities Fund
Closed-end sector
September 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 9-30-25 (unaudited)
	Shares	Value
Common stocks 107.2% (90.9% of Total investments)		$745,283,975
(Cost $431,462,043)
Financials 106.3%		738,979,175
Banks 96.1%
1st Source Corp.	118,620	7,302,247
ACNB Corp.	62,233	2,740,741
Alpine Banks of Colorado, Class B	173,462	5,490,072
American Business Bank	83,455	4,567,492
American Riviera Bancorp (A)	218,459	4,749,299
Ameris Bancorp	163,774	12,006,272
Avidbank Holdings, Inc. (A)	257,070	6,555,285
Bank of Marin Bancorp	200,182	4,860,419
Bank7 Corp.	116,363	5,384,116
Banner Corp.	53,428	3,499,534
Bar Harbor Bankshares	142,394	4,337,321
BayCom Corp.	173,874	4,998,878
Business First Bancshares, Inc.	182,458	4,307,833
C&F Financial Corp.	37,912	2,547,686
California BanCorp (A)	455,317	7,594,688
Camden National Corp.	90,567	3,494,981
CB Financial Services, Inc. (B)(C)	57,155	1,898,118
Central Pacific Financial Corp.	144,201	4,375,058
Chemung Financial Corp.	63,598	3,340,167
ChoiceOne Financial Services, Inc.	98,216	2,844,335
Citizens Community Bancorp, Inc.	169,116	2,717,694
Citizens Financial Group, Inc. (B)(C)	236,173	12,554,957
Civista Bancshares, Inc.	250,733	5,092,387
CNB Financial Corp.	80,835	1,956,207
Coastal Financial Corp. (A)(B)(C)	111,307	12,040,078
Colony Bankcorp, Inc.	97,517	1,658,764
Columbia Banking System, Inc. (B)(C)	318,953	8,209,850
Community Bancorp, Inc.	53,815	1,211,376
Community Heritage Financial, Inc.	141,197	4,235,910
Community West Bancshares	126,760	2,641,678
ConnectOne Bancorp, Inc.	85,763	2,127,780
Cullen/Frost Bankers, Inc. (B)(C)	86,104	10,915,404
CVB Financial Corp.	222,784	4,212,845
Dime Community Bancshares, Inc.	219,054	6,534,381
Eagle Bancorp Montana, Inc.	155,751	2,689,820
East West Bancorp, Inc.	56,285	5,991,538
Eastern Bankshares, Inc. (B)(C)	410,229	7,445,656
Equity Bancshares, Inc., Class A	169,613	6,903,249
Farmers & Merchants Bancorp, Inc.	114,822	2,871,698
Farmers National Banc Corp.	162,398	2,340,155
FFB Bancorp (A)	82,186	6,694,050
Fifth Third Bancorp	246,524	10,982,644
First Business Financial Services, Inc.	91,858	4,708,641
First Citizens BancShares, Inc., Class A	2,688	4,809,262
First Commonwealth Financial Corp.	249,243	4,249,593
First Community Corp.	132,912	3,750,777
First Financial Bancorp	311,817	7,873,379
First Horizon Corp.	325,059	7,349,584
First Merchants Corp.	150,025	5,655,943
First Mid Bancshares, Inc.	76,166	2,885,168
First Reliance Bancshares, Inc. (A)(B)(C)(D)	426,454	4,307,185
Flushing Financial Corp.	279,362	3,857,989
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
German American Bancorp, Inc. (B)(C)	124,124	$4,874,349
Glacier Bancorp, Inc. (B)(C)	165,000	8,030,550
Great Southern Bancorp, Inc.	40,257	2,465,741
Hancock Whitney Corp.	182,751	11,442,040
HBT Financial, Inc.	209,443	5,277,964
Heritage Commerce Corp.	513,678	5,100,823
Heritage Financial Corp.	90,346	2,185,470
Horizon Bancorp, Inc.	505,196	8,088,188
Huntington Bancshares, Inc. (B)(C)	655,503	11,320,537
InBankshares Corp. (A)	207,676	2,367,506
Independent Bank Corp. (Massachusetts) (B)(C)	130,022	8,993,622
Independent Bank Corp. (Michigan)	163,971	5,079,002
KeyCorp (B)(C)	434,830	8,126,973
Landmark Bancorp, Inc.	112,080	2,991,415
Ledyard Financial Group, Inc.	147,759	2,068,626
Live Oak Bancshares, Inc.	110,051	3,875,996
M&T Bank Corp.	58,267	11,514,725
Metrocity Bankshares, Inc.	65,263	1,807,132
Mid Penn Bancorp, Inc.	104,181	2,983,744
NBT Bancorp, Inc.	167,805	7,007,537
Nicolet Bankshares, Inc.	77,030	10,360,535
Northrim BanCorp, Inc. (B)(C)	369,612	8,005,796
Norwood Financial Corp.	78,289	1,990,106
Ohio Valley Banc Corp.	70,250	2,597,845
Old National Bancorp (B)(C)	708,861	15,559,497
Old Second Bancorp, Inc.	355,988	6,153,253
OP Bancorp	182,412	2,539,175
Orange County Bancorp, Inc.	123,187	3,105,544
Orrstown Financial Services, Inc. (B)(C)	87,425	2,970,702
Pinnacle Financial Partners, Inc.	91,793	8,609,265
Plumas Bancorp	82,851	3,574,192
Popular, Inc. (B)(C)	98,514	12,512,263
Prime Meridian Holding Company	125,087	6,441,981
Private Bancorp of America, Inc. (A)	121,888	7,197,486
Provident Financial Holdings, Inc.	108,800	1,713,600
QCR Holdings, Inc.	74,384	5,626,406
QNB Corp.	75,111	2,647,663
Red River Bancshares, Inc.	58,027	3,761,310
Regions Financial Corp.	410,978	10,837,490
Renasant Corp.	310,405	11,450,840
River City Bank (B)(C)	14,878	5,653,640
Riverview Bancorp, Inc.	417,954	2,244,413
SB Financial Group, Inc.	257,156	4,960,539
Shore Bancshares, Inc.	406,028	6,662,919
Sierra Bancorp	163,038	4,713,429
South Atlantic Bancshares, Inc.	289,568	5,110,875
Southern Missouri Bancorp, Inc.	104,786	5,507,552
SouthState Bank Corp.	83,765	8,281,846
SpareBank 1 Nord Norge	174,737	2,466,416
SpareBank 1 Sor-Norge ASA	235,524	4,202,639
Stock Yards Bancorp, Inc. (B)(C)	79,829	5,587,232
Synovus Financial Corp. (B)(C)	225,002	11,043,098
The First Bancorp, Inc.	226,174	5,939,329
Timberland Bancorp, Inc.	113,266	3,769,492
TriCo Bancshares (B)(C)	190,923	8,478,890
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Shares	Value
Financials (continued)
Banks (continued)
Truist Financial Corp. (B)(C)	160,928	$7,357,628
U.S. Bancorp (C)	225,123	10,880,195
United BanCorp of Alabama, Inc., Class A	168,566	9,405,983
Virginia National Bankshares Corp. (B)(C)	86,679	3,364,012
Walden Mutual (A)(E)(F)	100,000	674,000
Washington Trust Bancorp, Inc.	133,936	3,870,750
Western Alliance Bancorp	52,765	4,575,781
White River Bancshares Company (D)	134,640	6,247,296
WSFS Financial Corp.	190,189	10,256,893
WTB Financial Corp., Class B	13,729	4,352,093
Zions Bancorp NA (B)(C)	198,195	11,213,873
Capital markets 7.1%
Ares Management Corp., Class A	57,354	9,170,331
GCM Grosvenor, Inc., Class A (B)(C)	219,284	2,646,758
KKR & Company, Inc. (C)	74,992	9,745,210
Marex Group PLC (B)(C)	145,046	4,876,447
Onex Corp.	96,758	8,585,647
Sixth Street Specialty Lending, Inc. (B)(C)	228,214	5,216,972
The Carlyle Group, Inc.	146,317	9,174,076
Financial services 1.1%
Eurazeo SE	110,822	7,327,422
Insurance 1.6%
American Integrity Insurance Group, Inc. (A)	220,779	4,925,579
Assured Guaranty, Ltd.	71,190	6,026,234
Mortgage real estate investment trusts 0.4%
Blackstone Mortgage Trust, Inc., Class A	154,080	2,836,613
Real estate 0.9%		6,304,800
Health care REITs 0.4%
Sila Realty Trust, Inc.	121,300	3,044,630
Specialized REITs 0.5%

Millrose Properties, Inc., Class A	97,000	3,260,170

Preferred securities 6.8% (5.8% of Total investments)		$47,327,688
(Cost $44,700,043)
Financials 6.6%		45,730,180
Banks 6.3%
Associated Banc-Corp., 6.625% (6.625% to 3-1-28, then 5 Year CMT + 2.812%) (C)	80,975	1,996,844
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	90,000	2,250,000
CNB Financial Corp., 7.125%	75,200	1,898,800
Dime Community Bancshares, Inc., 9.000% (9.000% to 7-15-29, then Overnight SOFR + 4.951%) (B)(C)	80,000	2,107,200
First Busey Corp., 8.250%	200,000	5,110,000
First Business Financial Services, Inc., 7.000% (7.000% to 3-15-27, then 3 month CME Term SOFR + 5.390%) (F)(G)	4,000	3,594,360
First Merchants Corp., 7.500%	48,900	1,239,615
Investar Holding Corp., 6.500% (F)(G)	5,000	5,577,450
Live Oak Bancshares, Inc., 8.375% (B)(C)	120,000	3,127,200
Northpointe Bancshares, Inc., 8.250% (8.250% to 12-30-25, then Overnight SOFR + 7.990%) (A)(G)	160,000	3,965,296
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (C)(H)	77,222	2,034,800
Tectonic Financial, Inc., 11.574% (3 month CME Term SOFR + 6.980%) (H)	186,840	2,008,530
WaFd, Inc., 4.875% (B)(C)	210,875	3,433,045
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%) (C)	200,000	5,432,000
Mortgage real estate investment trusts 0.3%
Redwood Trust, Inc., 9.125%	80,000	1,955,040
4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate 0.2%		$1,597,508
Diversified REITs 0.2%
CTO Realty Growth, Inc., 6.375%	75,000	1,597,508

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 3.2% (2.7% of Total investments)				$22,428,941
(Cost $21,780,000)
Financials 2.7%				18,631,166
Banks 2.7%
ConnectOne Bancorp, Inc. (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%)	8.125	06-01-35	5,000,000	5,156,250
First Interstate BancSystem, Inc. (7.625% to 6-15-30, then 3 month CME Term SOFR + 3.980%)	7.625	06-15-35	1,850,000	1,896,250
Hometown Financial Group, Inc. (G)	8.750	03-15-27	3,500,000	3,569,631
Independent Bank Corp. (7.250% to 4-1-30, then 3 month CME Term SOFR + 3.530%)	7.250	04-01-35	3,000,000	3,119,375
QNB Corp. (8.875% to 9-1-29, then 3 month CME Term SOFR + 5.450%) (G)	8.875	09-01-34	2,250,000	2,330,167
University Bancorp, Inc. (8.250% to 1-31-28, then 3 month CME Term SOFR + 4.870%) (G)	8.250	01-31-33	2,500,000	2,559,493
Real estate 0.5%				3,797,775
Residential REITs 0.5%

BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (G)(I)	9.500	03-30-30	3,680,000	3,797,775

Convertible bonds 0.6% (0.5% of Total investments)				$4,181,090
(Cost $3,968,036)
Financials 0.6%				4,181,090
Mortgage real estate investment trusts 0.6%

Redwood Trust, Inc.	7.750	06-15-27	4,179,000	4,181,090

Certificate of deposit 0.0% (0.0% of Total investments)				$86,698
(Cost $86,698)
Country Bank for Savings	4.000	08-28-26	2,196	2,196
East Boston Savings Bank	2.960	11-03-25	1,944	1,944
Eastern Savings Bank	0.200	04-23-27	1,978	1,978
First Bank Richmond NA (F)	3.500	12-05-25	22,466	22,466
First Federal Savings Bank	2.500	01-09-26	3,151	3,151
First National Bank	0.400	06-17-26	1,379	1,379
First Savings Bank of Perkasie	3.300	04-07-27	5,280	5,280
Home National Bank	1.000	11-06-25	23,176	23,176
Hudson United Bank	3.250	04-23-27	2,495	2,495
Machias Savings Bank	2.960	05-29-26	2,065	2,065
Midstates Bank NA	0.520	06-03-26	2,088	2,088
Milford Bank Short Term	0.100	06-11-27	1,947	1,947
Milford Federal Savings and Loan Bank	3.200	10-29-25	2,167	2,167
Mt. McKinley Bank	0.500	12-02-26	1,770	1,770
MutualOne Bank	1.300	09-10-27	4,423	4,423
Newburyport Five Cents Savings Bank	3.440	10-19-26	2,196	2,196
Newtown Savings Bank	3.200	06-03-26	2,086	2,086
Salem Five Bancorp	2.950	12-19-25	1,761	1,761
Sunshine Federal Savings and Loan Association	3.250	05-12-27	2,130	2,130

	Yield (%)	Shares	Value
Short-term investments 0.1% (0.1% of Total investments)			$658,203
(Cost $658,130)
Short-term funds 0.1%			658,203
John Hancock Collateral Trust (J)	4.0668(K)	65,798	658,203

Total investments (Cost $502,654,950) 117.9%	$819,966,595
Other assets and liabilities, net (17.9%)	(124,685,545)
Total net assets 100.0%	$695,281,050

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	5

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-25, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $115,412,999.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 9-30-25 was $134,858,041.
(D)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(E)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 9-30-25.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	10,000,000	USD	Fixed 3.356%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2028	—	$(80,168)	$(80,168)
Centrally cleared	15,000,000	USD	Fixed 1.220%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Mar 2030	$(2,910)	1,530,539	1,527,629
Centrally cleared	25,000,000	USD	Fixed 1.136%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Mar 2030	(4,650)	2,635,017	2,630,367
Centrally cleared	25,000,000	USD	Fixed 1.077%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Mar 2030	(4,571)	2,694,324	2,689,753
								$(12,131)	$6,779,712	$6,767,581

(a)	At 9-30-25, the overnight SOFR was 4.240%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2025, by major security category or type:
	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$668,447,886	$661,104,831	$6,669,055	$674,000
Capital markets	49,415,441	49,415,441	—	—
Financial services	7,327,422	—	7,327,422	—
Insurance	10,951,813	10,951,813	—	—
Mortgage real estate investment trusts	2,836,613	2,836,613	—	—
Real estate
Health care REITs	3,044,630	3,044,630	—	—
Specialized REITs	3,260,170	3,260,170	—	—
Preferred securities
Financials
Banks	43,775,140	30,638,034	3,965,296	9,171,810
Mortgage real estate investment trusts	1,955,040	1,955,040	—	—
Real estate
Diversified REITs	1,597,508	1,597,508	—	—
8	|

	Total value at 9-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Corporate bonds	$22,428,941	—	$22,428,941	—
Convertible bonds	4,181,090	—	4,181,090	—
Certificate of deposit	86,698	—	64,232	$22,466
Short-term investments	658,203	$658,203	—	—
Total investments in securities	$819,966,595	$765,462,283	$44,636,036	$9,868,276
Derivatives:
Assets
Swap contracts	$6,847,749	—	$6,847,749	—
Liabilities
Swap contracts	(80,168)	—	(80,168)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.
	Common stocks	Preferred securities	Certificate of deposit	Total
Balance as of 12-31-24	$5,162,157	$3,420,200	$22,466	$8,604,823
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	511,883	751,610	—	1,263,493
Purchases	—	5,000,000	—	5,000,000
Sales	(5,000,040)	—	—	(5,000,040)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 9-30-25	$674,000	$9,171,810	$22,466	$9,868,276
Change in unrealized appreciation (depreciation) at period end[1]	$94,000	$751,610	—	$845,610

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Common stocks	$674,000	Market Comparable	Price/Book Value multiple Discount	1.07x 14.00%	1.07x 14.00%

Preferred securities	$3,594,360	Market Comparable	Benchmark Yield to Call	8.72%	8.72%
	5,577,450	Discounted cash flow	Discount	13.14%	13.14%
	$9,171,810

Certificate of deposit	$22,466	Transactions Indicative of Value	Prior/recent transactions	$100	$100

Total	$9,868,276

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Benchmark Yield to Call	Decrease	Increase
Discount	Decrease	Increase
Price/Book Value multiple	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	65,798	$3,117,800	$84,709,858	$(87,169,500)	$70	$(25)	$135,534	—	$658,203
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2025:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Walden Mutual	9-1-22	$1,000,000	100,000	—	—	100,000	0.1%	$674,000
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended September 30, 2025, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
First Reliance Bancshares, Inc.	426,454	$4,089,694	—	—	—	$217,491	—	—	$4,307,185
White River Bancshares Company	134,640	530,367	$5,494,794	—	—	222,135	$67,245	—	6,247,296
					—	$439,626	$67,245	—	$10,554,481
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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